Short-term investments (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt securities:
Wealth management products, government bonds, or products issued by banks or security/trust companies	¥ 117,501,734	$ 16,802,524	¥ 178,821,757
Equity securities:
Marketable equity securities	761,723,058	108,924,949	939,725,698
Short-term investments	¥ 879,224,792	$ 125,727,473	¥ 1,118,547,455